Subsidiaries	12 Months Ended
Dec. 31, 2018
Subsidiaries [Abstract]
Subsidiaries
23. Subsidiaries

The following is a list of ASC’s direct and indirect wholly owned subsidiaries as of December 31, 2018:

Name of Company	Country of Incorporation	Principal Activities	Ownership (%)
Ardmore Shipping LLC	Marshall Islands	Holding company	100%
Ardmore Shipholding Limited	Ireland	Holding company	100%
Ardmore Maritime Services LLC	Marshall Islands	Holding company	100%
Ardmore Shipping (UK) Limited	United Kingdom	Chartering services	100%
Ardmore Shipping (Bermuda) Limited	Bermuda	Executive offices and fleet management	100%
Ardmore Shipping (Asia) Pte Limited	Singapore	Chartering services	100%
Ardmore Shipping (Americas) LLC	United States	Chartering services	100%
Ardmore Chartering LLC	Marshall Islands	Chartering services	100%
Ardmore Shipping Services (Ireland) Limited	Ireland	Corporate and fleet administration	100%
Ardmore Pool Holdings LLC	Marshall Islands	Holding company	100%
Ardmore MR Pool LLC	Marshall Islands	Commercial management and chartering services	100%
Ardmore Tanker Trading (Asia) Pte Ltd	Singapore	Chartering services	100%
Ardmore Trading (USA) LLC	United States	Chartering services	100%
Hebrides Shipco LLC	Marshall Islands	Dormant	100%
Sole Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Biscay Shipco LLC	Marshall Islands	Dormant	100%
Blasket Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Brandon Shipco LLC	Marshall Islands	Dormant	100%
Dover Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Humber Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Kilkee Shipco LLC	Marshall Islands	Dormant	100%
Killary Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Kilmore Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Magee Shipco LLC	Marshall Islands	Dormant	100%
Saltee Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Skellig Shipco LLC	Marshall Islands	Dormant	100%
Tramore Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Ballycotton Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Wight Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Lundy Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Thames Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Valentia Shipco LLC	Marshall Islands	Dormant	100%
Fair Isle Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Malin Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Tyne Shipco LLC	Marshall Islands	Dormant	100%
Forties Shipco LLC	Marshall Islands	Dormant	100%
Fitzroy Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Bailey Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Forth Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Viking Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Cromarty Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Shannon Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Rockall Shipco LLC	Marshall Islands	Dormant	100%
Faroe Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Dogger Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Fisher Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Plymouth Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Portland Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Trafalgar Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Fastnet Shipco LLC	Marshall Islands	Ship ownership and operations	100%